Business segments (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of operating segments [abstract]
Group's Financial Information
The following table presents the Group’s financial information by business segments for the years ended December 31, 2021, 2020 and 2019:

	2021
	Banking	Insurance	Wealth management	Holding and consolidation adjustments	Total consolidated
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Total income (*)
Third party	4,866,775	1,676,185	487,339	(49,914)	6,980,385
Inter-segment	(45,904)	—	(18,813)	64,717	—

Total income	4,820,871	1,676,185	468,526	14,803	6,980,385

Consolidated statement of income data
Interest and similar income	3,636,810	802,961	154,328	11,526	4,605,625
Interest and similar expenses	(893,060)	(117,531)	(39,840)	(7,506)	(1,057,937)

Net interest and similar income	2,743,750	685,430	114,488	4,020	3,547,688

Impairment loss on loans, net of recoveries	(379,034)	—	(2,543)	—	(381,577)
Recovery (loss) due to impairment of financial investments	(527)	33,198	(1,615)	(158)	30,898

Net interest and similar income after impairment loss on loans	2,364,189	718,628	110,330	3,862	3,197,009

Fee income from financial services, net	677,461	(6,802)	196,959	(43,810)	823,808
Net gain on sale of financial investments	100,867	145,714	42,074	268	288,923
Other income	451,637	89,002	93,978	(17,898)	616,719
Total net premiums earned minus claims and benefits	—	(272,037)	—	(42)	(272,079)
Depreciation and amortization	(245,432)	(25,035)	(14,977)	5,754	(279,690)
Other expenses	(1,542,487)	(325,242)	(128,444)	13,094	(1,983,079)

Income (loss) before translation result and Income Tax	1,806,235	324,228	299,920	(38,772)	2,391,611
Translation result	7,241	(51,493)	(7,570)	(37,498)	(89,320)
Income Tax	(453,198)	—	(8,805)	(40,109)	(502,112)

Net profit (loss) for the year	1,360,278	272,735	283,545	(116,379)	1,800,179

Attributable to:
IFS’s shareholders	1,360,278	272,735	283,545	(126,403)	1,790,155
Non-controlling interest	—	—	—	10,024	10,024

	1,360,278	272,735	283,545	(116,379)	1,800,179

(*)	Corresponds to interest and similar income, other income and net premiums earned.

	2020
	Banking	Insurance	Wealth management	Holding and consolidation adjustments	Total consolidated
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)

Total income (*)
Third party	4,900,400	1,365,579	433,941	(19,738)	6,680,182
Inter-segment	(59,267)	—	(3,273)	62,540	—

Total income	4,841,133	1,365,579	430,668	42,802	6,680,182

Consolidated statement of income data
Interest and similar income	3,836,413	654,975	163,414	10,165	4,664,967
Interest and similar expenses	(1,053,356)	(83,992)	(51,652)	(3,284)	(1,192,284)

Net interest and similar income	2,783,057	570,983	111,762	6,881	3,472,683

Impairment loss on loans, net of recoveries	(2,393,923)	—	(21)	—	(2,393,944)
(Loss) recovery due to impairment of financial investments	170	(33,819)	745	—	(32,904)

Net interest and similar income after impairment loss on loans	389,304	537,164	112,486	6,881	1,045,835

Fee income from financial services, net	619,842	(6,056)	163,968	(54,254)	723,500
Net gain on sale of financial investments	103,773	105,038	(23,428)	—	185,383
Other income	340,372	96,641	129,987	24,351	591,351
Total net premiums earned minus claims and benefits	—	(279,070)	—	—	(279,070)
Depreciation and amortization	(234,479)	(25,590)	(14,478)	5,797	(268,750)
Other expenses	(1,299,027)	(260,405)	(113,564)	31,086	(1,641,910)

Income before translation result and Income Tax	(80,215)	167,722	254,971	13,861	356,339
Translation result	(5,966)	(26,591)	(3,846)	(9,320)	(45,723)
Income Tax	80,509	—	(8,000)	424	72,933

Net profit for the year	(5,672)	141,131	243,125	4,965	383,549

Attributable to:
IFS’s shareholders	(5,672)	141,131	243,125	4,675	383,259
Non-controlling interest	—	—	—	290	290

	(5,672)	141,131	243,125	4,965	383,549

(*)	Corresponds to interest and similar income, other income and net premiums earned.

	2019
	Banking	Insurance (***)	Wealth management	Holding and consolidation adjustments	Total consolidated
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)

Total income (*)
Third party	5,335,387	1,198,231	390,720	(138,525)	6,785,813
Inter-segment	(80,697)	—	(2,093)	82,790	—

Total income	5,254,690	1,198,231	388,627	(55,735)	6,785,813

Consolidated statement of income data
Interest and similar income	4,073,998	612,549	167,974	(7,305)	4,847,216
Interest and similar expenses	(1,290,055)	(72,485)	(61,465)	42	(1,423,963)

Net interest and similar income	2,783,943	540,064	106,509	(7,263)	3,423,253

Impairment loss on loans, net of recoveries	(750,787)	—	(24)	—	(750,811)
(Loss) recovery due to impairment of financial investments	43	(6,170)	(663)	—	(6,790)

Net interest and similar income after impairment loss on loans	2,033,199	533,894	105,822	(7,263)	2,665,652

Fee income from financial services, net	827,064	(3,980)	164,312	(61,511)	925,885
Net gain on sale of financial investments	30,854	39,234	42,127	—	112,215
Net gain from derecognition of financial assets at amortized cost	8,474	—	—	—	8,474
Other income(**)	394,997	129,784	16,307	(69,698)	471,390
Total net premiums earned minus claims and benefits	—	(279,620)	—	(11)	(279,631)
Depreciation and amortization	(227,070)	(22,396)	(18,321)	5,772	(262,015)
Other expenses	(1,384,432)	(276,350)	(104,996)	49,479	(1,716,299)

Income before translation result and Income Tax	1,683,086	120,566	205,251	(83,232)	1,925,671
Translation result	(5,592)	9,826	1,423	12,113	17,770
Income Tax	(448,956)	—	(6,420)	(37,950)	(493,326)

Net profit for the year	1,228,538	130,392	200,254	(109,069)	1,450,115

Attributable to:
IFS’s shareholders	1,228,538	130,392	200,254	(117,926)	1,441,258
Non-controlling interest	—	—	—	8,857	8,857

	1,228,538	130,392	200,254	(109,069)	1,450,115

(*)	Corresponds to interest and similar income, other income and net premiums earned.
(**)
For the Banking Segment, the caption “Other income” for the year ended December 31, 2019, includes approximately S/52,580,000, before taxes, as gain on the sale of Interfondos to Inteligo Peru Holding S.A.C., which is eliminated in the accounting consolidation process, see Note 2(a). The net profit amounted to approximately S/32,422,000, after taxes.

(***)	As of December 31, 2019, certain balances in the Insurance Segment have been modified due to the reclassifications detailed in Note 3.4(ai).

Purchase of properties

	2021
	Banking	Insurance	Wealth management	Holding and consolidation adjustments	Total consolidated
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Capital investments (*)	216,786	157,186	40,114	616	414,702
Total assets	68,584,019	15,254,493	5,722,539	392,858	89,953,909
Total liabilities	61,581,982	14,380,847	4,427,452	8,266	80,398,547

	2020
	Banking	Insurance	Wealth management	Holding and c onsolidation adjustments	Total consolidated
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Capital investments (*)	193,113	109,786	6,771	—	309,670
Total assets	68,038,621	15,311,267	4,308,618	577,523	88,236,029
Total liabilities	61,814,096	14,375,950	3,233,691	(141,657)	79,282,080

(*)	It includes the purchase of property, furniture and equipment, intangible assets and investment properties.